                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04893

                                   ----------

                              THE TAIWAN FUND, INC.
               (Exact name of registrant as specified in charter)

                             2 AVENUE DE LAFAYETTE,
                                  P.O. Box 5049
                              BOSTON, MA 02206-5049
               (Address of principal executive offices)(Zip code)

    (Name and Address of Agent for                      Copy to:
               Service)

         The Taiwan Fund, Inc.                Leonard B. Mackey, Jr., Esq.
    c/o State Street Bank and Trust              Clifford Chance US LLP
                Company                            31 West 52nd Street
   Attention: Elizabeth A. Watson,              New York, New York 10019
         Assistant Secretary
      4 Copley Place, 5th Floor
           Boston, MA 02116

Registrant's telephone number, including area code: (800) 636-9242

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

ITEM 1: SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC.

Schedule of Investments/November 30, 2009 (Showing Percentage of Net Assets) (unaudited)

                                                                         US$
                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS -- 92.7%
BASIC INDUSTRIES -- 31.5%
AUTOMOBILES, TIRES & ACCESSORIES -- 0.7%
Yulon Nissan Motor Co., Ltd. *                            900,000   $  1,991,361
                                                                    ------------
CEMENT -- 0.7%
Asia Cement Corp.                                       2,000,500      2,126,141
                                                                    ------------
CHEMICALS -- 1.2%
China Steel Chemical Corp.                              1,300,000      3,405,637
                                                                    ------------
CONSTRUCTION & REAL ESTATE -- 1.2%
Huaku Development Co., Ltd.                               500,000      1,250,816
Hung Sheng Construction Co., Ltd.                       4,500,000      2,090,649
                                                                    ------------
                                                                       3,341,465
                                                                    ------------
ELECTRIC & MACHINERY -- 0.7%
Yungtay Engineering Co., Ltd.                           2,500,000      2,019,951
                                                                    ------------
FOOD -- 4.5%
Great Wall Enterprise Co., Ltd.                         5,500,355      6,016,734
Uni-President Enterprises Corp.                         6,000,000      7,029,429
                                                                    ------------
                                                                      13,046,163
                                                                    ------------
GLASS -- 1.0%
Taiwan Glass Industrial Corp.                           3,500,000      2,784,425
                                                                    ------------
IRON & STEEL -- 3.0%
China Steel Corp.                                       9,000,500      8,488,927
                                                                    ------------
PAPER -- 1.0%
Chung Hwa Pulp Corp.                                    6,000,000      2,946,021
                                                                    ------------
PETROLEUM SERVICES -- 3.4%
China Petrochemical Development Corp.*                  6,000,000      2,218,838
Formosa Petrochemical Corp.                             3,000,500      7,590,065
                                                                    ------------
                                                                       9,808,903
                                                                    ------------
PLASTICS -- 6.3%
Formosa Chemicals & Fibre Corp.                         2,000,000      4,126,915
Formosa Plastics Corp.                                  2,300,000      4,567,265
Nan Ya Plastics Corp.                                   5,500,000      9,315,081
                                                                    ------------
                                                                      18,009,261
                                                                    ------------
RETAIL -- 2.9%
President Chain Store Corp.                             2,840,000      6,663,352
Ruentex Industries, Ltd. *                              1,000,000      1,678,113
                                                                    ------------
                                                                       8,341,465
                                                                    ------------
RUBBER -- 2.6%
Cheng Shin Rubber Industry Co., Ltd.                    3,300,000      7,455,483
                                                                    ------------
TEXTILE -- 1.2%
Far Eastern Textile, Ltd.                               3,060,000      3,575,500
                                                                    ------------
TRANSPORTATION -- 1.1%
U-Ming Marine Transport Corp.                           1,600,000      3,172,255
                                                                    ------------
TOTAL BASIC INDUSTRIES                                                90,512,958
                                                                    ------------

                                                                         US$
                                                          SHARES        VALUE
                                                       ----------   ------------
FINANCE -- 10.2%
FINANCIAL SERVICES -- 10.2%
Cathay Financial Holding Co., Ltd. *                    5,500,622   $  9,572,542
China Life Insurance Co., Ltd. *                          230,518        160,107
First Financial Holding Co., Ltd.                      10,000,512      5,920,313
Fubon Financial Holding Co., Ltd. *                     6,500,000      7,372,821
Mega Financial Holding Co., Ltd.                        4,500,000      2,538,146
Shin Kong Financial Holding Co., Ltd. *                 9,000,000      3,635,911
                                                                    ------------
TOTAL FINANCE                                                         29,199,840
                                                                    ------------
MISCELLANEOUS -- 1.1%
ATHLETIC FOOTWARE -- 1.1%
Pou Chen Corp.                                          4,500,000      3,272,320
                                                                    ------------
TECHNOLOGY -- 49.9%
ELECTRONICS DISTRIBUTION -- 5.0%
Synnex Technology International Corp.                   4,500,000      9,047,826
WPG Holdings Co., Ltd.                                  3,800,000      5,384,879
                                                                    ------------
                                                                      14,432,705
                                                                    ------------
IC DESIGN -- 9.3%
ALI Corp.                                               1,200,000      2,890,083
MediaTek, Inc.                                            700,400     11,035,234
Novatek Microelectronics Corp. Ltd.                     1,700,382      4,702,881
Realtek Semiconductor Corp.                             1,200,000      3,341,309
RichTek Technology Corp.                                  501,250      4,688,656
                                                                    ------------
                                                                      26,658,163
                                                                    ------------
OPTOELECTRONICS -- 4.8%
Au Optronics Corp.                                      6,800,715      6,995,359
Everlight Electronics Co., Ltd.                           800,239      2,476,889
Innolux Display Corp.                                   3,000,000      4,251,220
                                                                    ------------
                                                                      13,723,468
                                                                    ------------
OTHER ELECTRONIC -- 6.3%
Hon Hai Precision Industry Co., Ltd.                    4,300,005     18,173,364
                                                                    ------------
PC & PERIPHERALS -- 6.4%
Catcher Technology Co., Ltd.                            1,000,000      2,821,716
Chicony Electronics Co., Ltd.                           1,300,790      3,031,767
Clevo Co. *                                             1,650,000      2,343,299
Lite-On Technology Corp.                                3,000,000      4,018,149
Quanta Computer, Inc.                                   3,030,000      6,120,451
                                                                    ------------
                                                                      18,335,382
                                                                    ------------
SEMICONDUCTOR MANUFACTURING -- 9.9%
Formosa Advanced Technologies Co., Ltd.                 1,000,000      1,211,971
Siliconware Precision Industries Co.                    3,000,074      3,952,986
Taiwan Semiconductor Manufacturing Co.,
Ltd.                                                   11,200,426     21,266,851
Transcend Information, Inc.                               600,000      1,883,216
                                                                    ------------
                                                                      28,315,024
                                                                    ------------

                     See Notes to Schedule of Investments.

                                                                         US$
                                                          SHARES        VALUE
                                                       ----------   ------------
TELECOMMUNICATIONS -- 8.2%
Chunghwa Telecom Co., Ltd.                              6,000,103   $ 10,740,108
Far EasTone Telecommunications Co., Ltd.                5,000,000      5,749,091
Merry Electronics Co., Ltd.                             1,400,000      2,423,320
Taiwan Mobile Co., Ltd.                                 2,500,000      4,700,270
                                                                    ------------
                                                                      23,612,789
                                                                    ------------
TOTAL TECHNOLOGY                                                     143,250,895
                                                                    ------------
TOTAL COMMON STOCKS
   (Identified Cost -- $197,894,579)                                 266,236,013
                                                                    ------------
TOTAL INVESTMENTS -- 92.7%
   (Cost -- $197,894,579)                                           $66,236,0132
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET--7.3%                               21,056,319
                                                                    ------------
NET ASSETS--100.0%                                                  $287,292,332
                                                                    ============

US$  United States Dollar

*    Non-income producing

                     See Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

Organization. The Taiwan Fund, Inc. (the "Fund"), a Delaware corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified closed-end management investment company. The Fund concentrates its investments in the securities listed on the Taiwan Stock Exchange. Because of this concentration, the Fund may be subject to additional risks resulting from future political or economic conditions in Taiwan and the possible imposition of adverse governmental laws of currency exchange restrictions affecting Taiwan.

Tax Basis of Investments. Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes. At November 30, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $72,216,804 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,875,370 and net appreciation for financial reporting purposes was $68,341,434. At November 30, 2009, aggregate cost for financial reporting purposes was $197,894,579.

Security Valuation. All securities, including those traded over-the-counter for which market quotations are readily available, are valued at the last sales price prior to the time of determination of the Fund's net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors may prescribe. Foreign securities may be valued at fair value according to procedures approved by the Board of Directors if the closing price is not reflective of current market values due to trading or events occurring in the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. Short-term investments, having a maturity of 60 days or less, are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.

The Fund began using Financial Accounting Standards Board ("FASB") Accounting Standards Codification No. 820, Fair Value Measurements ("ASC 820"), effective October 1, 2008. In accordance with ASC 820, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund's asset and liabilities carried at value:

INVESTMENTS IN SECURITIES      LEVEL 1     LEVEL 2   LEVEL 3       TOTAL
-------------------------   ------------   -------   -------   ------------
Common Stocks               $266,236,013     $--       $--     $266,236,013
                            ------------     ---       ---     ------------
TOTAL                       $266,236,013     $--       $--     $266,236,013
                            ============     ===       ===     ============

Foreign Currency Translation. The financial accounting records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included in realized and unrealized gain or loss on investments in securities.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)), are attached as exhibits to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.


By: /s/ Andrew Chen
    ----------------------------------
    Andrew Chen
    Principal Executive Officer
    President of The Taiwan Fund, Inc.

Date: January 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Adelina Louie
    ----------------------------------
    Adelina Louie
    Principal Financial Officer
    Treasurer of The Taiwan Fund, Inc.

Date: January 26, 2010


By: /s/ Andrew Chen
    ----------------------------------
    Andrew Chen
    Principal Executive Officer
    President of The Taiwan Fund, Inc.

Date: January 26, 2010